T. ROWE PRICE Retirement Blend 2035 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 19.6%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  23,468 33,623 2,824 5,711,372 55,229
U.S. Treasury Long-Term Index
Fund  9,409 12,593 1,168 2,869,249 21,376
International Bond Fund (USD
Hedged)  8,119 11,913 1,018 2,255,070 19,281
Dynamic Global Bond Fund  5,290 7,750 753 1,590,592 12,486
Emerging Markets Bond Fund  3,940 5,888 481 1,019,960 9,536
High Yield Fund  3,890 5,422 482 1,500,660 8,959
Floating Rate Fund  1,377 2,073 180 351,583 3,263
U.S. Limited Duration TIPS Index
Fund  756 236 949 3,855 36
Total Bond Mutual Funds (Cost $128,983) 130,166
EQUITY MUTUAL FUNDS 78.5%
T. Rowe Price Funds:
Equity Index 500 Fund  79,047 87,817 15,445 1,040,475 163,157
International Equity Index Fund  36,673 42,901 4,369 4,539,124 77,029
Value Fund  27,929 33,232 4,166 1,215,870 57,705
Growth Stock Fund  25,357 29,231 4,586 482,186 51,218
Real Assets Fund  16,658 19,429 1,861 2,331,079 34,244
International Value Equity Fund  11,724 12,510 1,201 1,309,181 24,272
International Stock Fund  9,965 10,719 1,191 975,254 20,041
Mid-Cap Index Fund  9,332 10,200 2,419 883,197 18,494
Emerging Markets Discovery Stock
Fund  7,259 8,464 790 1,068,064 15,124
Small-Cap Index Fund  7,787 8,182 1,687 936,245 14,231
Emerging Markets Stock Fund  5,742 7,862 730 378,404 12,816
Mid-Cap Growth Fund  5,073 6,256 547 102,532 10,175
Mid-Cap Value Fund  4,343 5,405 478 272,520 8,846
Small-Cap Value Fund  4,169 5,337 482 166,799 8,787
New Horizons Fund (3) 2,852 3,548 340 106,042 5,932
Total Equity Mutual Funds (Cost $476,896) 522,071

T. ROWE PRICE Retirement Blend 2035 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds  1.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (4) 6,192 13,955 7,617 12,529,603 12,530
Total Short-Term Investments (Cost $12,530) 12,530
Total Investments in Securities 100.0%
(Cost $618,409) $ 664,767
Other Assets Less Liabilities (0.0)% (178)
Net Assets 100.0% $ 664,589
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$2,320 and $2,320, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (7) $ 199 $ 246
Emerging Markets Bond Fund  (4) 189 306
Emerging Markets Discovery Stock Fund  (21) 191 453
Emerging Markets Stock Fund  (35) (58) 181
Equity Index 500 Fund  18 11,738 1,048
Floating Rate Fund  (1) (7) 121
Growth Stock Fund  2,444 1,216 79
High Yield Fund  (5) 129 313
International Bond Fund (USD Hedged)  (19) 267 343
International Equity Index Fund  (121) 1,824 1,624
International Stock Fund  36 548 264
International Value Equity Fund  (33) 1,239 574
Mid-Cap Growth Fund  712 (607) 50
Mid-Cap Index Fund  153 1,381 142
Mid-Cap Value Fund  711 (424) 131
New Horizons Fund  198 (128) —
QM U.S. Bond Index Fund  (46) 962 1,154
Real Assets Fund  (64) 18 614
Small-Cap Index Fund  160 (51) 179
Small-Cap Value Fund  509 (237) 105
U.S. Limited Duration TIPS Index Fund  33 (7) 5
U.S. Treasury Long-Term Index Fund  (55) 542 416
Value Fund  2,584 710 732
U.S. Treasury Money Fund, 4.44% — — 322
Affiliates not held at period end (9) — —
Totals $ 7,138# $ 19,634 $ 9,402+
# Capital gain distributions from underlying Price funds represented $7,881 of the net realized gain (loss).
+ Investment income comprised $9,402 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2035 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1350-054Q3 02/25